NORWEST ADVANTAGE FUNDS

                    NORWEST WEALTHBUILDER II GROWTH PORTFOLIO
              NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO
               NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO

                                    C SHARES

                        Prospectus Dated October 1, 1997,
                            As Amended April 1, 1998


1.  The  following   section   should  be  added  after  the  section   entitled
"Hypothetical Expense Example" on Page 7 of the Prospectus:

FINANCIAL HIGHLIGHTS

The following table provides financial highlights for each of the Portfolios. This information represents selected data for a single outstanding C Share of each Portfolio for the period ended November 30, 1997. The information for this period is unaudited. The Portfolios' financial statements for the period ended November 30, 1997 are contained in the Portfolios' Semi-Annual Report. These financial statements are incorporated by reference into the SAI. Further information about each Portfolio's performance is contained in the Portfolios' Semi-Annual Report which may be obtained from the Trust without charge.

                                                                                 NORWEST              NORWEST
                                                            NORWEST           WEALTHBUILDER        WEALTHBUILDER
                                                        WEALTHBUILDER II       II GROWTH &           II GROWTH
                                                        GROWTH PORTFOLIO     INCOME PORTFOLIO         BALANCED
                                                                                                     PORTFOLIO
                                                        -----------------    -----------------    -----------------

                                                                     Period ended November 30, 1997+
                                                        -----------------------------------------------------------

Net Asset Value, Beginning of Period(a)                      $10.00              $10.00                  $10.00
                                                             ------              ------                  ------
Investment Operations
  Net Investment Income (Loss)                                (0.01)               -                       -
  Net Realized and Unrealized Gain (Loss) on                  (0.10)              (0.27)                  (0.03)
                                                              ------              ------                  ------
Investments
Total from Investment Operations                              (0.11)              (0.27)                  (0.03)
                                                              ------              ------                  ------
Net Asset Value, End of Period                                $9.89               $9.73                   $9.97
                                                              =====               =====                   =====

Total Return(b)(c)                                            (1.10)%             (2.70)%                 (0.30)%

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                     $730                $871                  $1,853
Ratios to Average Net Assets:
    Expenses including expense reimbursements/fee              1.27%               1.27%                   1.27%
                      waivers(d)
    Expenses excluding expense reimbursements/fee             23.60%              28.36%                  13.84%
                    waivers(d)
Net investment income (loss) including expense
reimbursements/fee waivers(d)                                 (0.71)%             (0.36)%                  0.44%
Portfolio Turnover Rate(e)                                    41.95%              15.81%                  61.93%

 ...................................................................................................................

+    Unaudited.
(a) Each of the Portfolios commenced operations with the offering of C Shares on October 1, 1997.
(b) Total return does not include the effects of sales charges. Total return would have been lower absent expense reimbursements and/or fee waivers.
(c)  Not Annualized.
(d)  Annualized.
(e)  Portfolio turnover represents the rate of portfolio activity.

2. The following should be added as the last paragraph of the section entitled "Additional Investment Policies and Risk Considerations" on Page 15 of the
Prospectus:

YEAR 2000 COMPLIANCE. Like other mutual funds, financial and other business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by Norwest and other service providers to the Portfolios do not properly process and calculate date-related information and data from and after January 2000. Norwest has taken steps to address the Year 2000 issue with respect to the computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Portfolios' other major service providers. Norwest does not anticipate that the arrival of the Year 2000 will have a material impact on its ability to continue to provide the Portfolios with service at current levels.

3. The second paragraph under the section entitled "Transfer and Shareholder Services Agent" on Page 18 of the Prospectus is replaced in its entirety with the following:

Norwest Bank also serves as each Portfolio's custodian and may appoint subcustodians for any securities and other assets held in depositories. For its custodial services, Norwest Bank is entitled to receive a fee with respect to each Portfolio at an annual rates of: 0.02% of the first $100 million of a Portfolio's average daily net assets, 0.015% of the next $100 million of the Portfolio's average daily net assets and 0.01% of the Portfolio's remaining average daily net assets. No fee is directly payable by a Portfolio to the extent the Portfolio is invested in one or more Underlying Funds.

4.  The  following   section   should  be  added  after  the  section   entitled
"Reinstatement Privilege" on Page 21 of the Prospectus:

INVESTORS IN OTHER FUND FAMILIES. No sales charge is assessed on purchases of C Shares of a Portfolio with the proceeds of a redemption, within the preceding 60 days, of shares of a mutual fund that imposed on the redeemed shares at the time of their purchase a sales charge equal to or greater than that applicable to the C Shares of that Portfolio. Investors should contact the Trust for further information and to obtain the necessary forms.

5. The section entitled "Retirement Accounts" on Page 28 of the Prospectus is replaced in its entirety with the following:

RETIREMENT ACCOUNTS

The Portfolios may be a suitable investment vehicle for part or all of the assets you hold in Traditional or Roth individual retirement accounts (collectively "IRAs"). An IRA account application may be obtained by contacting the Trust at (800) 338-1348 or (612) 667-8833. Generally, contributions and investment earnings in an IRA generally are tax-deferred until you withdraw them. In the case of a Roth IRA, if certain requirements are met, your investment earnings will not be taxed even when you withdraw them. You generally may make IRA contributions of up to a maximum of $2,000 annually. Only contributions to your Traditional IRAs are tax deductible. However, your deduction is reduced if you or, in the case of a married individual, either you or your spouse is an active participant in an employer-sponsored retirement plan and you (or, in some cases, you and your spouse) have adjusted gross income above certain levels. Your ability to make contributions to a Roth IRA is restricted if you (or, in some cases, you and your spouse) have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan", established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3% of the your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $160,000.

The foregoing discussion regarding IRAs is based on regulations in effect as of January 1, 1998 and summarizes only some of the important federal tax considerations generally affecting IRA contributions made by individuals or their employers. It is not intended as a substitute for tax planning. You should consult your tax advisors with respect to your specific tax situation as well as with respect to state and local taxes.